THE LAZARD FUNDS, INC.
Lazard US Equity Concentrated Portfolio

Supplement to Current Summary Prospectus and Prospectus

As of March 31, 2022 (the "Effective Date"), the following will supersede and replace "Management—Portfolio Managers/Analysts" in the summary prospectus for Lazard US Equity Concentrated Portfolio and "Lazard Funds Summary Section—Lazard US Equity Concentrated Portfolio—Management—Portfolio Managers/Analysts" in the prospectus:

Christopher H. Blake, portfolio manager/analyst on the Investment Manager's US Equity Concentrated team, has been with the Portfolio since May 2012.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since March 2011.

Jay Levy, portfolio manager/analyst on the Investment Manager's US Equity Concentrated team, has been with the Portfolio since March 2022.

As of the Effective Date, the following will supersede and replace any contrary information in the section entitled "Lazard Funds Fund Management—Portfolio Management" in the prospectus:

US Equity Concentrated Portfolio—Christopher H. Blake (since May 2012), Martin Flood (since March 2011) and Jay Levy (since March 2022)

As of the Effective Date, the following will supplement or supersede and replace any contrary information in the section entitled "Lazard Funds Fund Management—Biographical Information of Portfolio Management Team" in the prospectus:

Christopher H. Blake, a Managing Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's US Equity Concentrated team. Mr. Blake joined the Investment Manager in 1995, when he began working in the investment field as a research analyst for the Investment Manager.

Martin Flood, a Managing Director of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager’s US Equity and Global Equity teams. Prior to joining the Investment Manager in 1996, Mr. Flood was a Senior Accountant with Arthur Andersen LLP. He began working in the investment field in 1993.

Jay Levy, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager's US Equity Concentrated team. He joined the Investment Manager in 2017 and has been working in the investment field since 1998.

Dated: March 14, 2022

THE LAZARD FUNDS, INC.

Lazard US Equity Concentrated Portfolio

Supplement to Current Statement of Additional Information

As of March 31, 2022 (the "Effective Date"), the following information will supplement the information under the tables in "Management—Accounts Managed by the Portfolio Managers":

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Jay Levy††	N/A	N/A	N/A

________________________

††	As of December 31, 2021.

As of the Effective Date, the following information will supplement the information under the table in "Management—Portfolio Managers—Ownership of Securities":

As of December 31, 2021, Jay Levy did not own beneficially interests in the Lazard US Equity Concentrated Portfolio or other accounts.

Dated: March 14, 2022